INCOME TAX - Schedule of the significant components of deferred income tax assets (Details) - EUR (€) € in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets [line items]
Deferred tax assets	€ 27,471	€ 30,933	€ 35,082
Intangible fixed assets
Deferred tax assets [line items]
Deferred tax assets	14,417	12,514	11,822
Short term assets
Deferred tax assets [line items]
Deferred tax assets	0	0
Other financial assets
Deferred tax assets [line items]
Deferred tax assets	0	8,186
Accruals
Deferred tax assets [line items]
Deferred tax assets	4,172	3,217	786
Other
Deferred tax assets [line items]
Deferred tax assets	4,182	1,102	0
Tax losses
Deferred tax assets [line items]
Deferred tax assets	€ 4,700	€ 5,914	€ 10,626